Future Impact of Recently Issued Accounting Standards not yet in Effect:	6 Months Ended
Jun. 30, 2020
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Future Impact of Recently Issued Accounting Standards not yet in Effect:
Note 24. Future Impact of Recently Issued Accounting Standards not yet in Effect:
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 17 Insurance Contracts (“IFRS 17”)
Issued in May 2017 in replacement for IFRS 4 Insurance Contracts (“IFRS 4”), which exempted companies from accounting for insurance contracts using national accounting standards resulting in a large difference in approaches and GAAP differences. IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure for issued insurance contracts. It also requires similar criteria applicable to issued reinsurance contracts with discretionary participation characteristics. IFRS 17 resolves the comparability of problems arising from IFRS 4 by requiring that all insurance contracts be accounted for consistently. In accordance with the provisions of IFRS 17, insurance obligations will be accounted for using current values instead of historical cost. IFRS 17 is effective for periods beginning on or after January 1, 2021, and its early application is permitted. The modification will not have an impact in the Company’s consolidated financial statements.
Modifications to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Business.
They were issued in September 2014, acknowledging the inconsistency between the requirements of IFRS 10 and those of IAS 28 (2011), in relation to the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the modifications is that a total profit or loss is recognized when a transaction involved a business (whether it is in a subsidiary or not). A partial gain or loss is recognized when the transaction involved assets that do not constitute a business, even if these assets are in a subsidiary. In December 2015, the IASB decided to indefinitely defer the effective date of the modifications made, indicating that a new one will be determined, when the reviews are completed, resulting from the research project for the registration of the participation method.
The modification will not have an impact in the Company´s consolidated financial statements.
Modifications to IAS 1 – Liabilities classification as currents or non-currents.
The amendments to the IAS 1, reference to the classification of liabilities as currents or non-currents
only affects the presentation of liabilities in the Statement of Financial Position, and not to the amount or moment of the recognition of any asset, income or expense, ether to the information that the entities disclosure about these points. The amendments:

•
Clarify that the classification of the liabilities as currents or non-currents
should base in the existent rights at the end of the period about which is informed, and align the drafting in all the affected paragraphs to refer the “right” to differ the twelve month liquidation, and make explicit that only the current rights “at the end of the report period” should affect the classification of a liability

•	Clarify that the classification is not going to be affected by the expectancies about if an entity exercise its right to differ the liquidation of a liability

•	Clarify that the liquidation refers to the transference to the counterpart of cash, instruments of equity and other assets or services.
The company is evaluating the possible impacts of the adoption of the amendment.
Modifications to the IAS 16 Property, Plant and Equipment – Sale before the previous use
The amendment is effective for annual periods that begin on January 1 st
, 2020. With the permitted anticipate application. The entities will only apply retrospectively the amendment to those elements of property, plant and equipment that are taken to the necessary location and conditions, so they can operate in the manner the administration foresaw, in or after the beginning of the first period presented in the financial inform that the entity applies in the amendment.
The purpose of this project is to clarify the accountability for the net incomes derivate of the sales of any produced element while an element of Property, Plant and Equipment (PP&E) is putted in use.
On May 2020, International Accounting Standards Board (IASB) issued Property, Plant and Equipment: incomes before its predicted use, that made modification to the IAS 16; Property, “Plant and Equipment”. These amendments prohibit that a company deduce the cost of the property, plant and equipment; the received amounts for the sale of produced goods while the company prepares the asset for its expected use. Instead, a company will recognize those sales incomes and related costs in results. The company is evaluating the possible impacts of the amendment adoption.
Modifications to IFRS – 3 – Reference to conceptual frameworks.
IFRS 3, Business Combinations specifies how an entity should account for the assets and liabilities it acquires when it obtains control of a business. IFRS 3 requires an entity to refer to the Conceptual Framework for Financial Reporting (Conceptual Framework) to determine what constitutes an asset or a liability.
Originally, IFRS 3 required an entity to refer to the version of the Conceptual Framework that existed when IFRS 3 was developed. The purpose of this project was to update IFRS 3 to require an entity to refer instead to a later version issued in March 2018.

The Board completed this project in May 2020 by issuing amendments to IFRS 3. The amendments updated the reference to the Conceptual Framework. They also added to IFRS 3 an exception to its requirement for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for some types of liabilities and contingent liabilities, an entity applying IFRS 3 should instead refer to IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The Board added this exception to avoid an unintended consequence of updating the reference. Without the exception, an entity would have recognized some liabilities on the acquisition of a business that it would not recognize in other circumstances. Immediately after the acquisition, the entity would have had to derecognize such liabilities and recognize a gain that did not depict an economic gain.
The Board expects this exception to remain in IFRS 3 for as long as the definition of a liability in IAS 37 differs from the definition in the latest version of the Conceptual Framework. The Board plans to consider aligning the definitions as part of a project to make targeted improvements to IAS 37.
The amendments to IFRS 3 are effective for business combinations occurring in reporting periods starting on or after January 1, 2022. Earlier application is permitted.
The company is evaluating all the possible impacts derivate of the adoption of this amendment.